Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Average Service Lives and Depreciation and Amortization Rates

A summary of average service lives and depreciation and amortization rates for the various classes of assets is included below:

	Average	Rate
	Service Life	Range	Average
Property, plant and equipment:
Transmission	56 years	1% – 3%	2%
Distribution	46 years	1% – 7%	2%
Communication	16 years	1% – 15%	6%
Administration and service	18 years	1% – 20%	7%
Intangible assets	10 years	10%	10%